Summary of significant accounting policies: - Recently issued or adopted accounting pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Recently Issued or Adopted Accounting Pronouncements
Regulatory assets	$ 655,063,000		$ 585,084,000
Refund liability	30,870,000		29,149,000
ASU 2014-09
Recently Issued or Adopted Accounting Pronouncements
Refund liability	30,870,000		29,149,000
ASU 2016-01
Recently Issued or Adopted Accounting Pronouncements
Regulatory assets	$ 975,000		$ 618,000
ASU 2016-02 | Scherer Unit No. 2
Recently Issued or Adopted Accounting Pronouncements
Percentage of undivided interest	60.00%
ASU 2016-02 | Adjustments
Recently Issued or Adopted Accounting Pronouncements
Lease assets		$ 6,983,000
Lease liabilities		$ 6,983,000